3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS - Fair value measurements using inputs (Details) (USD $)	Sep. 30, 2013
Financial Instruments Liabilities:
Derivative instruments - warrants	$ 4,184,000
Total derivative liabilities	4,184,000
Level 1
Financial Instruments Liabilities:
Derivative instruments - warrants	0
Total derivative liabilities	0
Level 2
Financial Instruments Liabilities:
Derivative instruments - warrants	4,184,000
Total derivative liabilities	4,184,000
Level 3
Financial Instruments Liabilities:
Derivative instruments - warrants	0
Total derivative liabilities	$ 0